LONG-TERM OBLIGATIONS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
2012	$ 76.0
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$ 2,298.2